Accrued Liabilities (Details) - USD ($) $ in Thousands	Jul. 31, 2023	Jan. 31, 2023
Accrued Liabilities
Accrued compensation and benefits	$ 36,163	$ 35,536
Accrued contingent acquisition consideration	46,947	30,949
Accrued professional fees	1,398	1,619
Other accrued liabilities	13,583	12,205
Total	$ 98,091	$ 80,309